Short-term Borrowings - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	$ 12,740,610	$ 6,517,750
Securities sold under agreements to repurchase	13,705,583	6,784,967
Federal Home Loan Bank advances, maturity year	2013
Interest on FHLB advances	0.30%
Overnight Advance
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	700,000	0
Secured by Mortgage Loan
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	28,758,638
Maximum
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	23,463,685	6,517,750
Monthly Average
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 6,366,508	$ 4,541,552